SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Dec. 31, 2015
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

SCHEDULE II

INTERNATIONAL BUSINESS MACHINES CORPORATION AND SUBSIDIARY COMPANIES

VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

For the Years Ended December 31:

(Dollars in Millions)

Description	Balance at				Balance at
	Beginning				End of
	of Period	Additions*	Writeoffs	Other**	Period
Allowance For Doubtful Accounts
2015
—Current	$829	$226	$(92)	$(55)	$909
—Noncurrent	$126	$8	$(1)	$(14)	$118
2014
—Current	$636	$276	$(48)	$(35)	$829
—Noncurrent	$80	$57	$(4)	$(7)	$126
2013
—Current	$560	$127	$(60)	$9	$636
—Noncurrent	$66	$27	$0	$(12)	$80
Allowance For Inventory Losses
2015	$564	$165	$(230)	$(15)	$483
2014	$623	$211	$(232)	$(38)	$564
2013	$652	$201	$(214)	$(16)	$623
Revenue Based Provisions
2015	$616	$1,658	$(1,741)	$(28)	$505
2014	$827	$2,519	$(2,693)	$(37)	$616
2013	$777	$3,061	$(3,004)	$(7)	$827

* Additions for Allowance for Doubtful Accounts and Allowance for Inventory Losses are charged to expense and cost accounts, respectively, while Revenue Based Provisions are charged to revenue accounts.

** Primarily comprises currency translation adjustments.